As filed with the Securities and Exchange Commission on July 1, 2021

1933 Act Registration No. 333-174926

1940 Act Registration No. 811-22549

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 500	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 502	☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

 (Address of Principal Executive Offices) (Zip Code)

(631) 490-4300

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

251 little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, D.C. 20004 (202) 239-3346	Richard Malinowski, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2734

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
(x)	on July 12, 2021, pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)
on (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date) pursuant to paragraph (a) (2)

If appropriate, check the following box:

(x)	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 500 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 12, 2021, as the new effective date upon which the Trust’s Post-Effective Amendment No. 490 shall become effective. The effective date for Post-Effective Amendment No. 490 had been previously extended to July 6, 2021, by Post-Effective Effective Amendment No. 498 filed on June 24, 2021.

Post-Effective Amendment No. 500 to the Trust’s Registration Statement relates to the LifeGoal Children Savings ETF, LifeGoal General Savings ETF, LifeGoal Home Savings ETF, LifeGoal Vacation Savings ETF and the LifeGoal Wealth Builder ETF, Parts A, B and C of Registrant’s Post-Effective Amendment No. 490 under the Securities Act of 1933 and Amendment No. 492 under the Investment Company Act of 1940, filed on April 12, 2021 (SEC Accession No. 0001580642-21-001690), are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 498 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on July 1, 2021.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

     President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Brian Nielsen*	_________________________ Trustee & Chairman	July 1, 2021
Thomas Sarkany*	_________________________ Trustee	July 1, 2021
Anthony Lewis*	_________________________ Trustee	July 1, 2021
Keith Rhoades*	_________________________ Trustee	July 1, 2021
Randy Skalla*	_________________________ Trustee	July 1, 2021
Kevin Wolf*	_________________________ President and Principal Executive Officer	July 1, 2021
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	July 1, 2021

*By:  /s/Allyson Stewart

Allyson Stewart

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 351 (filed on May 17, 2017) in the Registrant's Registration Statement on Form N-1A.